15007470

Nasdaq

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 29 2016

Washington, DC 20549

CERT NAS

File No. 001-37521

By Electronic Mail

July 29, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on July 28, 2015, The Nasdaq Stock Market (the "Exchange") received from Intec Pharma Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Ordinary Shares, no par value

We further certify that the security described above has been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery